Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Land and buildings	Fixtures, fittings and equipment	Total
	$m	$m	$m
Cost
At 1 January 2024	111	300	411
Additions	–	27	27
Fully depreciated assets written off	(3)	(27)	(30)
Disposals	(8)	(8)	(16)
Exchange and other adjustments	(1)	(4)	(5)
At 31 December 2024	99	288	387
Additions	–	28	28
Fully depreciated assets written off	–	(32)	(32)
Disposals	–	(1)	(1)
Exchange and other adjustments	–	10	10
At 31 December 2025	99	293	392
Depreciation and impairment
At 1 January 2024	(54)	(204)	(258)
Provided	(3)	(21)	(24)
System Fund expense	–	(4)	(4)
Impairment reversal	–	3	3
Fully depreciated assets written off	3	27	30
Disposals	–	8	8
Exchange and other adjustments	1	3	4
At 31 December 2024	(53)	(188)	(241)
Provided	(3)	(24)	(27)
System Fund expense	–	(3)	(3)
Impairment charge	(1)	–	(1)
Fully depreciated assets written off	–	32	32
Disposals	–	1	1
Exchange and other adjustments	–	(5)	(5)
At 31 December 2025	(57)	(187)	(244)

Net book value
At 31 December 2025	42	106	148
At 31 December 2024	46	100	146
At 1 January 2024	57	96	153